CONCENTRATIONS OF RISK (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)
Concentration Risk [Line Items]
Compensation payments			$ 74,360	$ 100,000
Bank and cash balance	$ 700,000	$ 800,000
Credit risk	800,000
Related Party [Member]
Concentration Risk [Line Items]
Amounts due from realated party	7,000,000.0
Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Credit risk	$ 700,000